Property and Equipment, net (Details) - Schedule of property and equipment - Xos, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,459	$ 1,761	$ 1,354	$ 1,040
Accumulated Depreciation	(1,053)	(677)	(381)	(143)
Property and Equipment, Net	1,406	1,084	973	897
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,147	957	846	764
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	91	11	12	8
Company Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	344	320	74	37
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	251	29	29	5
Computers, Software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 626	$ 444	$ 393	$ 226